Fair Value of Financial Instruments - Summary of Financial Assets and Liabilities Measured on Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets measured at fair value
Assets measured at fair value	$ 163,632	$ 206,125	$ 190,344
Liabilities measured at fair value
Liabilities measured at fair value	75,117	69,017	50,926
Derivative Financial Instruments, Liabilities [Member]
Liabilities measured at fair value
Liabilities measured at fair value	1,515	1,882	3,277
Warrant liability [Member]
Liabilities measured at fair value
Liabilities measured at fair value	26,761	21,234
Contingent Consideration Liabilities [Member]
Liabilities measured at fair value
Liabilities measured at fair value	46,841	45,901	47,649
Cash and Cash Equivalents [Member]
Assets measured at fair value
Assets measured at fair value	156,351	204,301	184,224
Derivative Financial Instruments [Member]
Assets measured at fair value
Assets measured at fair value	7,281	1,824
Contingent Consideration Receivable [Member]
Assets measured at fair value
Assets measured at fair value			6,120
Quoted Prices in Active Markets (Level 1) [Member]
Assets measured at fair value
Assets measured at fair value	156,351	204,301	184,224
Quoted Prices in Active Markets (Level 1) [Member] | Cash and Cash Equivalents [Member]
Assets measured at fair value
Assets measured at fair value	156,351	204,301	184,224
Significant Other Observable Inputs (Level 2) [Member]
Assets measured at fair value
Assets measured at fair value	7,281	1,824
Liabilities measured at fair value
Liabilities measured at fair value	1,515	1,882	3,277
Significant Other Observable Inputs (Level 2) [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities measured at fair value
Liabilities measured at fair value	1,515	1,882	3,277
Significant Other Observable Inputs (Level 2) [Member] | Derivative Financial Instruments [Member]
Assets measured at fair value
Assets measured at fair value	7,281	1,824
Significant Other Unobservable Inputs (Level 3) [Member]
Assets measured at fair value
Assets measured at fair value			6,120
Liabilities measured at fair value
Liabilities measured at fair value	73,602	67,135	47,649
Significant Other Unobservable Inputs (Level 3) [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities measured at fair value
Liabilities measured at fair value		0
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liability [Member]
Liabilities measured at fair value
Liabilities measured at fair value	26,761	21,234
Significant Other Unobservable Inputs (Level 3) [Member] | Contingent Consideration Liabilities [Member]
Liabilities measured at fair value
Liabilities measured at fair value	$ 46,841	$ 45,901	47,649
Significant Other Unobservable Inputs (Level 3) [Member] | Contingent Consideration Receivable [Member]
Assets measured at fair value
Assets measured at fair value			$ 6,120